Significant Accounting Policies - Schedule of Intangible Assets with Finite Useful Lives (Details)	12 Months Ended
Mar. 31, 2022
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	10 years
Farmer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	3 years
License agreements
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
License agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	31 months
License agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period	12 months
Website and trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	4 years
Tradenames
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Amortization period	15 years
Computer software
Finite-Lived Intangible Assets [Line Items]
Amortization method	Straight-line
Computer software | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Computer software | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years